COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
Operating Leases. Rent expense related to operating leases, including rent expense incurred on our behalf and allocated to us by Summit Investments, was as follows:

	Three months ended March 31,
	2015	2014
	(In thousands)
Rent expense	$427	$382

Environmental Matters. There are no material liabilities related to environmental remediation costs, arising from claims, assessments, litigation, fines, or penalties and other sources in the accompanying financial statements at March 31, 2015 or December 31, 2014. However, we can provide no assurance that significant costs and liabilities will not be incurred in the future. We are currently not aware of any material contingent liabilities that exist with respect to environmental matters.
Legal Proceedings. The Partnership is involved in various litigation and administrative proceedings arising in the normal course of business. In the opinion of management, any liabilities that may result from these claims or those arising in the normal course of business would not individually or in the aggregate have a material adverse effect on its financial position or results of operations.